TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

333-72042       HV-3574 - PremierSolutions Standard

333-72042       HV-4899 - PremierSolutions New Jersey Institutions of Higher Education

333-72042       HV-5244 - PremierSolutions Standard (Series II)

333-72042       HV-5795 - PremierSolutions Standard (Series A)

333-72042       HV-6779 - PremierSolutions Standard (Series A-II)

333-151805     HV-6776 – Premier InnovationsSM

333-151805     HV-6778 – Premier InnovationsSM (Series II)

_____________________________

Supplement dated June 24, 2019 to your Prospectus

SUB-ADVISER CHANGE

MASSMUTUAL SELECT SMALL COMPANY VALUE FUND – CLASS R4

Effective June 20, 2019, AllianceBernstein L.P. (“AllianceBernstein”) and American Century Investment Management, Inc. (“American Century”) replaced Federated Clover Investment Advisors (“Federated Clover”), T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Invesco Advisers, Inc. (“Invesco”) as subadvisers to the Fund.  All references to Federated Clover, T. Rowe Price, and Invesco as subadvisers to the Fund are hereby deleted and replaced with AllianceBernstein and American Century.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.